INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Provision for the year	¥ 17,522	¥ 14,334	¥ 15,136
Adjustment of prior years	(462)	(117)	(467)
Deferred taxation (Note 25)	6,258	(7,873)	3,385
Actual income tax expense	¥ 23,318	¥ 6,344	¥ 18,054